Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2021	€ 22,454	€ 1,728,658	€ (5,817)	€ (1,056,785)	€ (34)	€ 688,476
Net loss				(120,245)		(120,245)
Other comprehensive income (loss)					(364)	(364)
Total comprehensive income (loss)				(120,245)	(364)	(120,609)
Share-based payments (net of taxes)		5,372				5,372
Exercise of options	2	(358)				(356)
Issuance of share capital (net of transaction costs)	378	31,948				32,326
Capital Increase from Business Combinations		18,789				18,789
Settlement of share-based payment awards		(3,093)	4,083			990
Balance at the end at Sep. 30, 2022	22,834	1,781,316	(1,734)	(1,177,030)	(398)	624,988
Balance at the beginning at Dec. 31, 2022	23,400	1,817,287	(1,481)	(1,305,814)	(139)	533,253
Net loss				(173,514)		(173,514)
Other comprehensive income (loss)					(14)	(14)
Total comprehensive income (loss)				(173,514)	(14)	(173,528)
Share-based payments (net of taxes)		6,273				6,273
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	18	(1,072)	€ 1,481			428
Balance at the end at Sep. 30, 2023	€ 26,871	€ 2,054,876		€ (1,479,329)	€ (153)	€ 602,265